Derivative financial instruments - Impact of hedge accounting on balance sheet and reserves (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Derivative financial instruments
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses	$ 0	$ 0
Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(102,521)	(102,039)
FVHA included in carrying amount, hedged liabilities	3,421	3,749
Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	83,382	65,585
FVHA included in carrying amount, hedged assets	494	(165)
Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	17,234	16,638
FVHA included in carrying amount, hedged assets	117	77
Parent Entity | Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(83,381)	(87,495)
FVHA included in carrying amount, hedged liabilities	3,341	3,532
Parent Entity | Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	78,771	61,775
FVHA included in carrying amount, hedged assets	284	(294)
Parent Entity | Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	442	2,019
FVHA included in carrying amount, hedged assets	$ 1	$ (22)